Business Combinations (Acquisition of Doyo, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Nov. 29, 2013	Nov. 26, 2013
Business Acquisition [Line Items]
Goodwill	$ 258,997,000	$ 180,252,000
Doyo [Member]
Business Acquisition [Line Items]
Cash consideration			6,521,000	6,500,000
Contingent consideration	5,900,000		4,785,000
Total consideration			11,306,000
Tangible assets			1,324,000
Identifiable intangible assets acquired			3,620,000
Goodwill			7,626,000
Liabilities assumed			(1,264,000)
Total			$ 11,306,000